      As filed with the Securities and Exchange Commission on July 6, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08428

                           The Tocqueville Alexis Fund
               (Exact name of registrant as specified in charter)

                           The Tocqueville Alexis Fund
                          40W. 57th Street, 19th Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                          Colin C. Ferenbach, President
                           The Tocqueville Alexis Fund
                          40W. 57th Street, 19th Floor
                               New York, NY 10019
                     (Name and address of agent for service)

                                  212-698-0800
               Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Item 1. Report to Stockholders.

                                                            LETTER TO INVESTORS

                                                                     April 2005


Dear Shareholder:

For most of the half-year ended on April 30 the U.S. stock market could be described as "uneventful." It rose over 4% in November (as measured by the S&P 500 stock index) and after that marked time. After November, it declined by 3/4 percent. It has since continued in a relatively narrow trading range. This is a typical pattern when investors do not see a clear economic pattern, and we agree. Business is good if not great. Inflation as measured by most common indices has increased, but not much. Commodity prices are mixed, the exception being oil which seems to defy gravity. And interest rates, beyond those of the short term which are managed by the Federal Reserve Board, are actually lower than they were last year, which surprises us. We feel the U.S. stock market is reasonably valued and, as always, are on the lookout for stocks we think have better-than-average potential.

On a global basis, the USA's so-called "twin deficits" are a matter of some concern. We believe the balance of trade deficit is the lesser worry, we think, because such deficits can work themselves down over time. The fiscal deficit, on the other hand, is not going to go away unaided. Either Government revenues have to rise, or Government expenditures have to fall. The current administration is adamantly opposed to the former and has actually increased spending. Under these circumstances we feel that some insurance in the form of currency diversification is desirable. To that end the Fund's holdings of foreign stocks (selected on the same principles as domestic stocks) comprise over 20% of the portfolio, and British Treasury bonds were the Fund's largest holding as of April 30, 2005.

For the fiscal half-year ended April 30, 2005, the Fund's total return was +4.90%. This compares with a return of +3.28% for the S&P 500. Additional performance data will be found on page four./1,2/

Our best performing stock for the sixth-month period was Rayovac. It benefited from a company-changing merger. We liquidated the position before a less optimistic reappraisal took place. Our second best performer was United Health Care which continues its record as one of the best HMOs. The third best was Devon Energy which rose on the general enthusiasm for oil and gas producers. The position has since been reduced. General Growth Properties, a REIT that has been a fixture in our portfolio since 1994, was number four. A relative newcomer, Getty Images, was number five. Getty Images is one of a duopoly of owners and licensors of photographic archives that we think are now inimitable.

Our worst performer was Alcan, the aluminum producer and fabricator. It has suffered from industry excess supply. The second worst was 99-Cent Only Stores. This retailer had a brilliant success in California but had trouble when it expanded into Texas. It found they are two different cultures. Their finances appear solid and we think they will work out the problem. The third worst was Avery Products. Avery is, or perhaps we should say, in our opinion, will be the leader in radio-frequency identification tags ("RFID's") that we think will replace bar codes, but progress is slower than anticipated. The fourth was Molex, a fine company but a laggard recently in a

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 1

lagging technology sector. The fifth worst was Xerox. Xerox has made a fine recovery from its serious problems of a few years ago but further progress has been slow to develop./3/

Your continued support has been very welcome.

Yours very truly,

/s/ Colin C. Ferenbach
Colin C. Ferenbach
President

/1/ Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that all investor's shares, when redeemed, may be worth more or less than their original cost.

/2/ There are risks associated with investing in the Fund, such as stock market risk, stock selection risk and the risk of investing in foreign securities.

/3/ As of April 30, 2005, Rayovac comprised 0.0% of the Fund; United Health
    Group, Inc. comprised 2.2% of the Fund; Devon Energy Corp. comprised 1.9% of the Fund; General Growth Properties, Inc. comprised 3.7% of the Fund; Getty Images, Inc. comprised 2.1% of the Fund; Alcan, Inc. comprised 1.7% of the Fund; 99 Cents Only Stores comprised 1.3% of the Fund; Avery Dennison Corp. comprised 2.4% of the Fund; Molex Inc. comprised 1.8% of the Fund; Xerox Corp. comprised 1.5% of the Fund.

2   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

The graph below assumes an initial gross investment of $10,000 made on June 27, 1984 and shows how the Fund and its predecessor have performed. The Fund began operations on June 23, 1994. Results for the period prior to that date reflect the performance of HCM Partners, L.P., a limited partnership (the "Partnership"). On June 23, 1994 the Fund acquired the assets of the Partnership in exchange for shares of the Fund. Mr. Colin Ferenbach had primary responsibility for managing the Partnership and has had primary responsibility for managing the Fund since its inception. Although the Fund is managed in a manner that is in all material respects equivalent to the management of the Partnership, the information below should not be viewed as an indication of the future performance of the Fund. It includes information regarding the Partnership's operations for periods before the Fund's registration statement became effective. The Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the Partnership had been registered, its performance might have been adversely affected. In addition, the expenses borne by the Fund are higher than those borne by the Partnership.

                                    [CHART]
                 Growth of a $10,000 Investment for the Fund and Partnership

                 S&P 500        Lipper Multi-Cap     TOCQUEVILLE      Wilshire
               Stock Index      Core Funds Index     ALEXIS FUND     4500
  Index
               -----------      ----------------     -----------
  ----------
  6/27/1984      $10,000           $10,000             $10,000       $10,000
  10/31/1984      11,012            10,761              10,707        10,808
  10/31/1985      13,140            12,537              13,463        13,020
  10/31/1986      17,499            16,193              16,855        16,506
  10/31/1987      18,619            16,454              15,972        15,303
  10/31/1988      21,367            18,580              18,552        18,480
  10/31/1989      26,996            23,158              21,485        22,698
  10/31/1990      24,979            20,967              20,000        17,936
  10/31/1991      33,324            28,402              27,069        27,060
  10/31/1992      36,640            31,061              30,496        29,520
  10/31/1993      42,092            36,730              35,619        36,868
  10/31/1994      43,717            37,993              37,631        36,934
  10/31/1995      55,263            46,078              42,768        45,340
  10/31/1996      68,570            55,837              54,853        53,334
  10/31/1997      90,581            71,907              68,512        68,790
  10/31/1998     110,500            78,228              68,704        66,465
  10/31/1999     138,854            95,861              77,154        84,091
  10/31/2000     147,296           109,895              98,479        99,068
  10/31/2001     110,634            83,058              84,507        69,794
  10/31/2002      93,928            71,754              80,756        63,547
  10/31/2003     113,456            88,781              95,391        88,597
  10/31/2004     124,132            96,106             106,029        99,052
  04/30/2005     128,204            99,739             111,224       102,836




                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 3

                Average Annual Total Return of the Fund
                  FOR THE PERIODS ENDED APRIL 30, 2005
                                                                Since
                                  One Year Five Year Ten Year Inception*
----------------------------------------------------------------
Tocqueville Alexis Fund             9.63%     3.45%   10.91%    11.14%
----------------------------------------------------------------
S&P 500(R) Stock Index              6.34%    (2.94)%  10.26%    11.03%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds Index   6.65%    (1.66)%   9.55%     9.98%
----------------------------------------------------------------
Wilshire 4500 Index                 8.19%     0.52%   10.17%    10.29%
----------------------------------------------------------------
*June 23, 1994
----------------------------------------------------------------

        Average Annual Total Return of the Fund and Partnership
                  FOR THE PERIODS ENDED APRIL 30, 2005
                                                                Since
                                  One Year Five Year Ten Year Inception*
----------------------------------------------------------------
Tocqueville Alexis Fund             9.63%     3.45%   10.91%    12.56%
----------------------------------------------------------------
S&P 500(R) Stock Index              6.34%    (2.94)%  10.26%    13.10%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds Index   6.65%    (1.66)%   9.55%    11.74%
----------------------------------------------------------------
Wilshire 4500 Index                 8.19%     0.52%   10.17%    11.92%
----------------------------------------------------------------
*June 27, 1984
----------------------------------------------------------------

Total return calculations reflect fee waivers in effect for 1994, 1995, 2003, 2004 and 2005. In the absence of fee waivers, total return performance would be reduced. Total return is based on net change in NAV assuming reinvestment of distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Multi-Cap Core Funds Index includes funds that, by portfolio practice, have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P SuperComposite Index.

The Wilshire 4500 Index is an unmanaged index of all U.S. equity securities with readily available price data that are not included in the S&P 500 Stock Index.

A direct investment in either the S&P 500 Stock Index, the Lipper Multi-Cap Core Funds Index or the Wilshire 4500 Index is not possible.

4   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

Expense Table

As a Shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees where applicable; and (2) ongoing costs, including advisory fees; distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the first number in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                       Hypothetical Performance
                                   Actual Performance (5% return before expenses)
---------------------------------------------------------------------------------
Beginning Account Value (11/01/04)     $1,000.00               $1,000.00
Ending Account Value (04/30/05)         1,049.00                1,018.38
Expenses Incurred During Period             6.57                    6.48

Expenses are equal to the Fund's annualized expense ratio of 1.29% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 5

STATEMENT OF NET ASSETS

              April 30, 2005 (Unaudited)


 Number
of Shares                                      Value
-------------------------------------------------------
          COMMON STOCKS 93.20%

          Banks 16.57%
 125,000  Hang Seng Bank Ltd. - ADR (HK)    $ 1,707,650
  27,522  HSBC Holdings PLC - ADR (UK)        2,203,136
  17,500  M&T Bank Corp.                      1,810,375
  35,000  Marshall & Isley Corp.              1,492,400
  40,000  Mercantile Bankshares Corp.         2,032,400
  24,765  SunTrust Banks Inc.                 1,803,635
  50,000  U.S. Bancorp.                       1,395,000
  25,000  Zions Bancorp.                      1,750,750
                                            -----------
                                             14,195,346
                                            -----------

          Beverages 1.73%
  50,000  Koninklijke Grolsch N.V. - (NETH)   1,479,575
                                            -----------

          Building & Housing 1.84%
  50,000  Masco Corp.                         1,574,500
                                            -----------

          Consumer Non-Durables 2.03%
  35,000  Colgate-Palmolive Co.               1,742,650
                                            -----------

          Diversified Manufacturing 1.79%
  20,000  3M Co.                              1,529,400
                                            -----------

          Drug & Hospital Supplies 9.55%
  40,000  Johnson & Johnson                   2,745,200
  30,000  Medtronic, Inc.                     1,581,000
  40,000  Novartis AG - ADR (CH)              1,949,200
  70,000  Pfizer Inc.                         1,901,900
                                            -----------
                                              8,177,300
                                            -----------

          Electric Utility 1.82%
  50,000  Unisource Energy Corp.              1,562,500
                                            -----------

                      See Notes to Financial Statements.

6   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                              STATEMENT OF NET ASSETS (cont'd.)

April 30, 2005 (Unaudited)

 Number
of Shares                                         Value
----------------------------------------------------------
          COMMON STOCKS 93.20% (cont'd.)

          Electronics 1.92%
  70,000  Intel Corp.                           $1,646,400
                                                ----------

          Food Services 1.62%
  40,000  Sysco Corp.                            1,384,000
                                                ----------

          Furnishings & Appliances 1.89%
  60,000  Leggett & Platt, Inc.                  1,617,600
                                                ----------

          Healthcare 2.21%
  20,000  United Health Group, Inc.              1,890,200
                                                ----------

          Information Technology 11.12%
  40,000  Automatic Data Processing, Inc.        1,737,600
 100,000  Cisco Systems, Inc.*                   1,728,000
  55,000  Dell, Inc.*                            1,915,650
 200,000  EMC, Corp.*                            2,624,000
  60,000  Molex, Inc.                            1,524,600
                                                ----------
                                                 9,529,850
                                                ----------

          Insurance 4.57%
  60,000  Hannover Rueckverischerung AG - (GER)  2,238,662
  50,000  Willis Group - (UK)                    1,672,500
                                                ----------
                                                 3,911,162
                                                ----------

          Metals & Mining 1.70%
  45,000  Alcan, Inc. - (CAN)                    1,458,900
                                                ----------

          Office Equipment 1.55%
 100,000  Xerox Corp.*                           1,325,000
                                                ----------

          Office Supplies & Forms 2.44%
  40,000  Avery Dennison Corp.                   2,094,000
                                                ----------

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 7

STATEMENT OF NET ASSETS (cont'd.)

              April 30, 2005 (Unaudited)

 Number
of Shares                                       Value
--------------------------------------------------------
          COMMON STOCKS 93.20% (cont'd.)

          Oil -- Domestic/International 6.09%
  36,880  Devon Energy Corp.                  $1,665,870
  15,000  Murphy Oil Corp.                     1,336,350
  20,000  Total SA - ADR (FR)                  2,218,200
                                              ----------
                                               5,220,420
                                              ----------

          Paper & Forest Products 2.40%
  30,000  Weyerhaeuser Co.                     2,058,300
                                              ----------

          Printing 2.09%
  25,000  Getty Images, Inc.*                  1,788,750
                                              ----------

          Publishing 3.34%
  42,200  John Wiley & Sons, Inc. - Class A    1,525,952
  40,000  Dow Jones & Co., Inc.                1,337,600
                                              ----------
                                               2,863,552
                                              ----------

          Real Estate Investment Trust 3.65%
  80,000  General Growth Properties, Inc.      3,128,800
                                              ----------

          Retailing 7.03%
 100,000  99 Cents Only Stores*                1,108,000
  75,000  Borders Group, Inc.                  1,814,250
  35,000  Carrefour SA - (FR)                  1,688,646
  30,000  Wal-Mart Stores, Inc.                1,414,200
                                              ----------
                                               6,025,096
                                              ----------

          Telecommunications 1.86%
 130,000  Andrew Corp.*                        1,595,100
                                              ----------

                      See Notes to Financial Statements.

8   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                              STATEMENT OF NET ASSETS (cont'd.)

April 30, 2005 (Unaudited)

 Number
of Shares                                                   Value
--------------------------------------------------------------------
           COMMON STOCKS 93.20% (cont'd.)

           Transportation 2.39%
    75,000 TNT NV ADR (NETH)                             $ 2,046,750
                                                         -----------
           Total Common Stocks
           (cost $62,066,859)                             79,845,151
                                                         -----------
Principal
 Amount
--------------------------------------------------------------------
           TREASURY BOND 4.45%
$2,000,000 UK Treasury Bond 4.50%, 03/07/2007
           (cost $3,819,033)                               3,815,470
                                                         -----------
 Number
of Shares
--------------------------------------------------------------------
           SHORT-TERM INVESTMENTS 2.15%

           Money Market Funds 2.15%
 1,846,287 Fidelity Institutional Money Market Portfolio
           Total Short-Term Investments
           (cost $1,846,287)                               1,846,287
                                                         -----------

           TOTAL INVESTMENTS 99.80%
           (cost $67,732,179)                            $85,506,908

           Other Assets in Excess of Liabilities 0.20%       167,446
                                                         -----------

           TOTAL NET ASSETS 100%                         $85,674,354
                                                         ===========

                  Country Abbreviations:
                   (CAN) - Canada        (HK) - Hong Kong
                   (CH) - Switzerland    (NETH) - Netherlands
                   (FR) - France         (UK) - United Kingdom
                   (GER) - Germany

   * Non-income producing security.
ADR American Depository Receipt

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 9

TOP TEN STOCK HOLDINGS

                                  (Unaudited)

             27.4% of the Fund
General Growth Properties, Inc.        3.7%
----------------------------------
Johnson & Johnson                      3.2%
----------------------------------
EMC, Corp.                             3.1%
----------------------------------
Hannover Rueckverischerung AG - (GER)  2.6%
----------------------------------
Total SA - ADR (FR)                    2.6%
----------------------------------
HSBC Holdings PLC - ADR (UK)           2.6%
----------------------------------
Avery Dennison Corp.                   2.4%
----------------------------------
Weyerhaeuser Co.                       2.4%
----------------------------------
TNT NV ADR (NETH)                      2.4%
----------------------------------
Mercantile Bankshares Corp.            2.4%
----------------------------------
Total                                 27.4%

                                    [CHART]

                           PERCENT OF TOTAL INVESTMENTS

By Country
(Unaudited)

Canada             1.7%
Hong Kong          2.0%
Switzerland        2.3%
Germany            2.6%
Netherlands        4.1%
United Kingdom     4.5%
France             4.6%
United States     78.2%




10  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                            STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

Assets:
Investments, at market value/(1)/                                               $85,506,908
Cash                                                                                122,487
Interest and dividend receivable                                                    127,638
Receivable for fund shares sold                                                     202,639
Prepaid expenses and other assets                                                    52,712
-------------------------------------------------------------------------------------------
   Total Assets                                                                  86,012,384
-------------------------------------------------------------------------------------------

Liabilities:
Payable for investment securities purchased                                         162,813
Advisory fees payable                                                                43,143
Distribution fees payable                                                            37,560
Accrued expenses and other payables                                                  94,514
-------------------------------------------------------------------------------------------
   Total Liabilities                                                                338,030
-------------------------------------------------------------------------------------------
Net Assets                                                                      $85,674,354
-------------------------------------------------------------------------------------------

Components of Net Assets:
Additional paid-in capital                                                       62,489,375
Undistributed net investment income                                                 213,863
Accumulated net realized gains on investments and foreign currency transactions   5,196,828
Net unrealized appreciation of investments                                       17,774,288
-------------------------------------------------------------------------------------------
Net Assets                                                                      $85,674,354
-------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  (unlimited shares of $0.001 par value authorized)                               6,138,927
Net asset value, offering and redemption price per share                        $     13.96
-------------------------------------------------------------------------------------------
/(1)/ Cost of Investments                                                       $67,732,179
-------------------------------------------------------------------------------------------
-----------------------------------------------------------------

                    See Notes to the Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 11

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $34,700)                   $   763,968
Interest                                                                    92,286
-----------------------------------------------------------------------------------
   Total Investment Income                                                 856,254
-----------------------------------------------------------------------------------

Operating Expenses:
Advisory fees                                                              262,051
Distribution fees                                                          109,188
Legal fees                                                                  49,368
Administration and accounting fees                                          40,808
Transfer agent fees                                                         35,570
Audit fees                                                                  19,637
Custodian fees                                                              15,655
Trustees fees                                                               13,799
Registration fees                                                           13,468
Printing fees                                                                9,099
Insurance expense                                                            1,112
Miscellaneous expenses                                                       5,268
-----------------------------------------------------------------------------------
   Total Expenses                                                          575,023
   Distribution fees waived (note 4c)                                       (9,866)
-----------------------------------------------------------------------------------
   Net Expenses                                                            565,157
-----------------------------------------------------------------------------------

Net Investment Income                                                      291,097
-----------------------------------------------------------------------------------

Net realized gain from:
   Investments                                                           5,279,020
   Foreign currency transactions                                               845
Net change in unrealized appreciation (depreciation) on:
   Investments                                                          (1,479,697)
   Translation of assets and liabilities in foreign currency                  (607)
-----------------------------------------------------------------------------------
Net realized and unrealized gain from investments and foreign currency
  transactions                                                           3,799,561
-----------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $ 4,090,658
-----------------------------------------------------------------------------------
-----------------------------------------------------------------

                    See Notes to the Financial Statements.

12  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                             STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months
                                                          Ended        Year
                                                        April 30,      Ended
                                                          2005      October 31,
                                                       (Unaudited)     2004
--------------------------------------------------------------------------------

Increase in Net Assets from Operations:
Net investment income                                  $   291,097  $   290,326
Net realized gains on investments and foreign currency
  transactions                                           5,279,865    7,498,814
Net change in unrealized appreciation (depreciation)
  on investments and translation of other assets and
  liabilities denominated in foreign currencies         (1,480,304)     225,511
--------------------------------------------------------------------------------
   Net increase in net assets from operations            4,090,658    8,014,651
--------------------------------------------------------------------------------

Dividends Paid to Shareholders:
From net investment income                                (135,590)    (633,646)
From net realized gains                                 (7,548,588)  (3,416,293)
--------------------------------------------------------------------------------
   Total dividends paid to shareholders                 (7,684,178)  (4,049,939)
--------------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold                                8,467,715    5,500,051
Value of shares issued in reinvestment of dividends      5,460,060    3,079,192
Cost of shares redeemed**                               (6,025,404)  (3,108,040)
--------------------------------------------------------------------------------
   Increase in net assets from capital share
     transactions                                        7,902,371    5,471,203
--------------------------------------------------------------------------------
   Total increase in net assets                          4,308,851    9,435,915
--------------------------------------------------------------------------------

Net Assets:
Beginning of period                                     81,365,503   71,929,588
--------------------------------------------------------------------------------
End of period**                                        $85,674,354  $81,365,503
--------------------------------------------------------------------------------
-----------------------------------------------------------------

Change in Shares Outstanding:
Shares sold                                                583,332      387,443
Shares issued to shareholders in reinvestment of
  dividends                                                379,434      220,405
Shares redeemed                                           (419,542)    (219,770)
--------------------------------------------------------------------------------
Net increase                                               543,224      388,078

**Including undistributed net investment income of $213,863 and $58,356 at
  April 30, 2005 and October 31, 2004, respectively.
**Net of redemption fees of $3,123 and $894 at April 30, 2005 and October 31,
  2004, respectively.

                    See Notes to the Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 13

FINANCIAL HIGHLIGHTS

                                           Six Months
                                              Ended         Year     Year     Year     Year      Year
                                            April 30,      Ended    Ended    Ended    Ended     Ended
(For a share outstanding                      2005        Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
throughout each period)                    (Unaudited)      2004     2003     2002     2001      2000
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $14.54       $13.81   $11.96   $12.88    $17.37   $14.42
-------------------------------------------------------------------------------------------------------

Increase (Decrease) from
 Investment Operations:
Net investment income                           0.05         0.05     0.08     0.03      0.07     0.09
Net realized and unrealized gains
 (losses) on investments and foreign
 currency transactions/(1)/                     0.70         1.46     2.05    (0.56)    (2.16)    3.77
-------------------------------------------------------------------------------------------------------
    Total from investment operations            0.75         1.51     2.13    (0.53)    (2.09)    3.86

Less Distributions:
Dividends paid to shareholders:
  From net investment income                   (0.02)       (0.12)   (0.08)   (0.03)    (0.06)   (0.06)
  From net realized gains                      (1.31)       (0.66)   (0.20)   (0.36)    (2.34)   (0.85)
-------------------------------------------------------------------------------------------------------
    Total distributions to shareholders        (1.33)       (0.78)   (0.28)   (0.39)    (2.40)   (0.91)

Net Asset Value, End of Period                $13.96       $14.54   $13.81   $11.96    $12.88   $17.37
-------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------

Total Return                                   4.90%/(3)/  11.15%   18.12%  (4.44)%  (14.11)%   27.64%

Supplemental Data and Ratios:
Net assets, end of period (in 000's)         $85,674      $81,366  $71,930  $65,631   $71,872  $89,206
Ratios of expenses to average net assets:
  Net of waivers                               1.29%/(2)/   1.29%    1.35%    1.38%     1.22%    1.18%
  Before waivers                               1.32%/(2)/   1.39%    1.45%    1.38%     1.22%    1.18%
Ratios of net investment income to
 average net assets
  Net of waivers                               0.67%/(2)/   0.37%    0.62%    0.21%     0.45%    0.52%
  Before waivers                               0.64%/(2)/   0.27%    0.52%    0.21%     0.45%    0.52%
Portfolio turnover rate                          25%/(3)/     61%      63%      54%       60%      80%
-------------------------------------------------------------------------------------------------------

/(1)/Net realized and unrealized gain (losses) per share includes redemption fees of 0.00%, 0.00% and 0.00% for the period ended April 30, 2005, and the years ended October 31, 2004 and 2003, respectively.
/(2)/Annualized for periods less than one year.
/(3)/Not Annualized for periods less than one year.

                      See Notes to Financial Statements.

14  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                  NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

The Tocqueville Alexis Trust (the "Trust") is an investment company registered under the Investment Company Act of 1940, as amended. It is organized as a Delaware business trust as a diversified, open ended management investment company. The investment company currently consists of Tocqueville Alexis Fund (the "Fund").

2. Significant Accounting Policies

a) Portfolio Valuation: Securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale or official closing price, or if no sales are reported, and in the case of certain securities traded over-the-counter, at the mean between the last reported bid and asked prices on the date as of which the net asset value is being determined. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets, including any restricted and/or illiquid securities, will be valued at their fair market value as determined pursuant to procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges normally is completed before the calculation of the Fund's net asset value. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange ("NYSE"), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded on domestic markets where the market may close early on a given day prior to calculation of the Fund's net asset value. Events affecting the value of such securities held by a Fund that occurs between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund's calculation of the net asset value. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security's value because significant intervening events have caused a Fund's net asset value to be materially inaccurate, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

b) Foreign Currency Transactions: Transactions denominated in foreign currencies are recorded in the Fund's records at the prevailing exchange rate at the time of each respective transaction. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 15

NOTES TO FINANCIAL STATEMENTS (cont'd.)


c) Security Transactions and Investment Income: Security transactions are recorded on trade-date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The cost of investments sold and the related gain or loss thereon is determined by use of the identified cost basis for financial reporting and income tax purposes. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

d) Distributions to Shareholders: Dividends from net investment income are declared and paid semi-annually. Any net realized capital gains will be distributed annually. Income distributions and capital gain distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period the differences arise. Temporary differences do not require reclassification.

At October 31, 2004 undistributed net investment income and accumulated net realized gain/(loss) on investments have been adjusted for current period book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions and adjustments due to Real Estate Investment Trusts. Net assets were not affected by these reclassifications:

                                         Accumulated
                         Undistributed   Net Realized
                         Net Investment Gain/(Loss) on
                             Income      Investments
                             ------      -----------
                           $(56,756)       $56,756

e) Federal Taxes: The Fund is a separate entity for Federal income tax purposes. It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to pay out most of its net investment income and net capital gains to its shareholders. Therefore, no Federal income or Excise tax provision is required.

Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differ from those reflected in the accompanying statements.

16  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                        NOTES TO FINANCIAL STATEMENTS (cont'd.)


The tax character of net assets at October 31, 2004 were as follows:

                  Capital paid-in                   $54,587,004
                  Accumulated capital gain            7,548,053
                  Undistributed ordinary income          26,007
                  Unrealized appreciation            19,695,747
                  Unrealized depreciation              (491,474)
                  Unrealized foreign exchange gain          166
                                                    -----------
                    Net Assets                      $81,365,503
                                                    ===========

The cost for Federal income tax purposes at October 31, 2004 was $62,830,098.

      The tax character of dividends was as follows:
                                                        2004       2003
                                                     ---------- ----------
       Ordinary Income                               $  633,646 $  414,497
       Long-term capital gains                        3,416,293  1,115,426
                                                     ---------- ----------
         Total Dividends                             $4,049,939 $1,529,923
                                                     ========== ==========

f) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Financial Instruments

The Fund may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. The financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2005, the Fund did not hold any financial instruments with off-balance sheet risk.

4. Fees and Related Party Transactions

a) Investment Advisory Fees: Under an agreement between the Trust on behalf of the Fund and Tocqueville Asset Management L.P. (the "Adviser"), the Adviser serves as the Fund's

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 17

NOTES TO FINANCIAL STATEMENTS (cont'd.)

Investment Adviser. For investment advisory services, the Adviser receives monthly fees at the annual rate of 0.60% of the Fund's average daily net assets.

b) Trustees' Fees: Fees were paid to the Trustees and/or Officers of the Fund for the six months ended April 30, 2005, but no fees were paid to any Trustee and/or Officer of the Fund who is also an employee of the Adviser.

c) Distribution Fees: The Trust, on behalf of the Fund, has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may spend no more each year than 0.25% of its average daily net assets to finance activity primarily intended to result in the sale of shares.

Pursuant to the Distribution Agreement, as compensation for its services, the Fund pays Lepercq, de Neuflize/Tocqueville Securities, L.P. ("Lepercq"), payable monthly in arrears, at the annual rate of 0.25% per annum of the Fund's average daily net assets, less expenses incurred in the distribution of the Fund; provided that such fee shall be reduced to the extent necessary to result in the Fund's expense ratio not exceeding the Expense Cap of 1.294% of its average daily net assets. For the six months ended April 30, 2005, Lepercq waived $9,866 of its fees. This Fund is not expected to repay any such waived fees in future years.

Commissions earned by Lepercq for services rendered as a registered broker-dealer in securities transactions for the Fund for the six months ended April 30, 2005 were $55,306.

5. Fund Share Transactions

The Fund is authorized to issue unlimited shares of common stock, par value $.001 per share. Effective July 1, 2003 a redemption fee of 2.00% was imposed on redemptions of shares held for 120 days or less, which is credited to paid in capital.

Between July 1, 2003 and June 7, 2004, the redemption fee did not apply to redemptions of shares where Tocqueville or Lepercq is the shareholder of record, or exercises discretion over the account and the redemption is made from a retirement account (this exemption from redemption fees was eliminated by the Fund on June 7, 2004). In addition, the Fund may in its sole discretion waive the redemption fee if it determines that doing so will not be harmful to the Fund.

For the period from July 1, 2003 through April 30, 2005, the Fund has not waived any redemption fees.

18  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                        NOTES TO FINANCIAL STATEMENTS (cont'd.)


6. Purchases and Sales of Securities

For the six months ended April 30, 2005, the cost of securities purchased and proceeds from securities sold, excluding short-term obligations, were $21,929,294 and $21,003,037, respectively.

7. Proxy Voting Policy and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-355-7307. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling 1-800-355-7307 and it is also available on the SEC's web site at http://www.sec.gov.

8. Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ended on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's web site (http://www.sec.gov) and may be available by calling 1-800-844-4836. You can also obtain copies of the Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to www.publicinfosec.gov.

9. Investment Advisory Agreement Disclosure

On February 15, 2005, the Board of Trustees of The Tocqueville Alexis Trust (the "Trust") approved the Investment Advisory Agreement with Tocqueville Asset Management L.P. (or "Tocqueville").

In considering the nature, extent and quality of the services provided by Tocqueville Asset Management L.P., the Board of Trustees considered the reasonableness of Tocqueville's advisory fee, in light of the extent and quality of Tocqueville's advisory services; Tocqueville's fee compared to fees charged to other comparable funds; economies of scale; the Fund's performance under the management of Tocqueville and Mr. Ferenbach; the investment approach of Tocqueville and the knowledge and experience of Mr. Ferenbach; and certain direct and indirect benefits received by Tocqueville due to its relationship with the Trust. The Trustees also considered the financial strength, profitability and resources of Tocqueville; the history, reputation, qualifications and background of Tocqueville, as well as the qualifications of its personnel; and the historical nature and quality of services provided by Tocqueville. It was noted that the Fund continues to have a "5 Star" rating from Morningstar. Based, among other factors considered, on the performance of the Fund, Mr. Ferenbach's experience as portfolio manager of the Fund and the reasonableness of the investment advisory fee charged to the Fund as compared to the investment advisory fees of comparable funds, the Trustees concluded that the advisory fees payable by the Trust would be reasonable and it was in the best interests of the Trust and its shareholders to approve the continuance of the Investment Advisory Agreement.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 19

TRUSTEES AND OFFICERS

                                                                                            Number of
                        Positions                                                         Portfolios in
                          Held     Term of Office                                         Fund Complex          Other
     Name, Address      with the   and Length of           Principal Occupation(s)         Overseen by      Directorships
        and Age           Trust     Time Served              During Past 5 Years          Trustee/(3)/     Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

D. Euan Baird           Trustee   Since fund        Formerly, Chairman, Rolls-Royce plc,        1       Areva, Scottish Power
40 West 57th Street     of the    inception, except turbine engines. Formerly, Chair-                   and Societe Generale
New York, NY 10019      Trust     for the period    man, President and Chief Executive
Age: 67                           from December 8,  Officer of Schlumberger Ltd. (oil
                                  2003 to           field services, measurements and
                                  November 16,      systems). Director, Carnegie Corp. (a
                                  2004./(2)/        non-profit co.)

William F. Indoe        Trustee   Since fund        Partner, Sullivan & Cromwell                1       None
Sullivan & Cromwell     of the    inception./(2)/   (attorneys-at-law).
125 Broad Street        Trust
New York, NY 10004
Age: 63

Robert E. Kaufmann      Trustee   Since fund        Private investor. Executive Director,       1       None
5 Dingletown Road       of the    inception./(2)/   The Association of HITWG Camps,
Greenwich, CT 06830     Trust                       Inc. (a private charity) 2001-2002.
Age: 63                                             Director, Spencer Stuart and Asso-
                                                    ciates (executive search
                                                    consultants), 1995-1998; Headmaster
                                                    of Deerfield Academy, 1980-94;
                                                    Director of various mutual funds,
                                                    1985-92.

John F. McNiff          Trustee   Since fund        Formerly, Director of Allen Telecom         1       None
1105 Park Avenue        of the    inception./(2)/   Inc. (manufacturer of tele-
New York, NY 10128      Trust                       communications products). For-
Age: 63                                             merly, Director, Vice President-
                                                    Finance and Chief Financial Officer
                                                    of Dover Corporation (diversified
                                                    manufacturing company), 1996-2001
                                                    and 1983-2000, respectively.
INTERESTED TRUSTEES

Colin C. Ferenbach/(1)/ President Since fund        Managing Director, Tocqueville Asset        1       None
40 West 57th Street     and       inception./(2)/   Management L.P., since 2002.
New York, NY 10019      Trustee                     Managing Director 1982-2002 of Ha-
Age: 71                                             ven Capital Management. Formerly,
                                                    General Partner of HCM Partners,
                                                    L.P. (financials services), 1984-94;
                                                    Principal, McCowan Associates, Inc.,
                                                    1980-83 (financial services); Princi-
                                                    pal Kleinwort Benson McCowan Inc.
                                                    (financial services), Goldman, Sachs
                                                    & Co. (financial services), 1957-76.

20  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                TRUSTEES AND OFFICERS (cont'd.)

                                                                                             Number of
                           Positions    Term of                                            Portfolios in
                             Held     Office and                                           Fund Complex        Other
      Name, Address        with the    Length of          Principal Occupation(s)           Overseen by    Directorships
         and Age             Trust    Time Served           During Past 5 Years            Trustee/(3)/   Held by Trustee
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Robert Kleinschmidt/(1)/   Vice       Since       President, Chief Investment Officer and        6         President and
40 West 57th Street        President  2002/(2)/   Director, Tocqueville Management                           Director,
New York, NY 10019         and                    Corporation, the General Partner of                       Tocqueville
Age: 55                    Trustee                Tocqueville Asset Management L.P. and                      Management
                                                  Lepercq, de Neuflize/Tocqueville                        Corporation, the
                                                  Securities, L.P. from January 1994 to                  General Partner of
                                                  present; and Managing Director from                    Tocqueville Asset
                                                  July 1991 to January 1994; Partner,                     Management L.P.
                                                  David J. Greene & Co. from May 1978 to                  and Lepercq, de
                                                  July 1991.                                                 Neuflize/
                                                                                                            Tocqueville
                                                                                                          Securities, L.P.
OFFICERS

John P. Cassidy (62)       Secretary, Indefinite  Treasurer, Tocqueville Asset Manage-           -               -
40 W. 57th St., 19th Floor Treasurer  Term, less  ment L.P., from 2002 to present; In-
New York, NY 10019                    than 1 Year dependent consultant, 2001; Deutsche
                                      Served      Bank Group, Vice President, 1997-2000

Elizabeth Bosco (57)       Anti Money Indefinite  Compliance Officer, Tocqueville Asset          -               -
40 W. 57th St., 19th Floor Laundering Term, Since Management L.P. from 1997 to present.
New York, NY 10019         Compliance 2004
                           Officer

Thomas Pandick (58)        Chief      Indefinite  Chief Compliance Officer (October 2004-        -               -
40 W. 57th St., 19th Floor Compliance Term,       present) Tocqueville Asset Management
New York, NY 10019         Officer    Since 2004  L.P.; General Counsel (January-October
                                                  2004) Tocqueville Asset Management L.P.;
                                                  Vice President, Kirkbride Asset Manage-
                                                  ment, Inc. (2000-2004); Counsel to NYS
                                                  Workers Compensation Board (1995-
                                                  1999); Director of Corporate Governance,
                                                  Office of State Comptroller (1985-1995);
                                                  General Counsel, New York State & Local
                                                  Retirement Systems (1979-1985)

/(1)/Messrs. Ferenbach and Kleinschmidt are interested Trustees as defined in
     Section 2(a)(19) of the Investment Company Act of 1940 because they serve as officers of the Trust and/or are employees of Tocqueville.

/(2)/Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's By-Laws and Declaration of Trust.

/(3)/The Fund complex consists of The Tocqueville Alexis Trust and The
     Tocqueville Trust, a registered investment company with five portfolios.

  Additional information about the Funds' Trustees and Officers is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-844-4836.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 21

                                             THIS PAGE INTENTIONALLY LEFT BLANK.

                                             THIS PAGE INTENTIONALLY LEFT BLANK.

For Fund information, prices and literature, call 1-800-844-4836

For account balances and other information about your Tocqueville Alexis Fund account, call 1-800-844-4836

This report is submitted for the general information of shareholders of Tocqueville Alexis Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a currently effective prospectus for Tocqueville Alexis Fund. The prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of Tocqueville Alexis Fund. Please read the prospectus carefully. [LOGO] Tocqueville

                            Tocqueville Alexis Fund

                       Tocqueville Asset Management L.P.
                              Investment Adviser

                                  SEMI-ANNUAL
                                    REPORT

                                April 30, 2005

                                    [GRAPHIC]

                                  Tocqueville

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees

Item 11. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)     (1) Not Applicable.

        (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

        (3) Not applicable to open-end investment companies.

(b) Certification of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. Section 1350. Filed herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant) The Tocqueville Alexis Fund


        By (Signature and Title) /s/ Colin C. Ferenbach
                                 -----------------------------------------------
                                 Colin C. Ferenbach, President

        Date 7/5/2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By (Signature and Title)* /s/ Colin C. Ferenbach
                                  ----------------------------------------------
                                  Colin C. Ferenbach, President

        Date 7/5/2005


        By (Signature and Title)* /s/ John P. Cassidy
                                  ----------------------------------------------
                                  John P. Cassidy, Treasurer

        Date 7/1/2005

* Print the name and title of each signing officer under his or her signature.

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